UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-07888

Limited Term Tax-Exempt Bond Fund of America
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: April 30, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments
[logo - American Funds®]

Limited Term Tax-Exempt Bond Fund of AmericaSM
Investment portfolio
April 30, 2007		unaudited

	Principal amount	Market value
Bonds & notes — 97.29%	(000)	(000)

ALABAMA — 0.17%
Port Auth., Docks Facs. Rev. Bonds, Series 2006-A, AMT, MBIA insured, 5.00% 2016	$1,000	$ 1,071
Board of Trustees of the University of Alabama, University of Alabama at Birmingham Hospital Rev. Bonds, Series 2006-A, 5.00% 2015	500	528
		1,599

ALASKA — 1.87%
Housing Fin. Corp., Home Mortgage Rev. Bonds, Series 2006-C, AMT, MBIA insured, 5.50% 2037	2,500	2,649
Industrial Dev. and Export Auth., Revolving Fund Ref. Bonds, Series 2002-A, AMT, MBIA insured, 5.50% 2009	1,685	1,738
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 5.60% 2010 (escrowed to maturity)	1,000	1,054
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 4.75% 2015 (preref. 2009)	1,640	1,656
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021 (preref. 2011)	6,365	6,679
Student Loan Corp., Capital Project Rev. Bonds, Series 2004-A, MBIA insured, 4.00% 2011	1,000	1,008
Student Loan Corp., Student Loan Rev. Bonds, Series 2000-A, AMT, AMBAC insured, 5.65% 2010	1,140	1,199
Student Loan Corp., Education Loan Rev. Bonds, Series 2006-A-2, AMT, 5.00% 2014	1,000	1,058
Student Loan Corp., Education Loan Rev. Bonds, Series 2006-A-2, AMT, 5.00% 2016	1,000	1,069
		18,110

ARIZONA — 1.17%
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-A, 4.92% 2042 (put 2015)[1]	4,000	4,049
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-B, 4.77% 2042 (put 2015)[1]	4,000	4,017
Industrial Dev. Auth. of the County of Mohave, Correctional Facs. Contract Rev. Bonds (Mohave Prison, LLC Project), Series 2004-A, XLCA insured, 5.00% 2011	1,345	1,406
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2013	1,000	1,040
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2015	750	775
		11,287
CALIFORNIA — 6.08%
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Multi-family Housing Rev. Ref. Bonds (Archstone/Redwood Shores Apartments), Series 2000-A, 5.30% 2008	2,700	2,753
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (American Baptist Homes of the West Facs. Project), Series 1997-A, 5.25% 2007	175	176
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (American Baptist Homes of the West Facs. Project), Series 1997-A, 5.50% 2007	155	156
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation), Series 1998, 5.00% 2007	1,405	1,407
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation), Series 1998, 5.00% 2008	2,455	2,478
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation), Series 1998, 5.125% 2013	1,000	1,018
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 5.50% 2012	1,695	1,782
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds (Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	1,750	1,764
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 4.15% 2012	500	494
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 4.40% 2014	705	704
Various Purpose G.O. Bonds 5.00% 2015	5,000	5,383
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2003-B, FGIC insured, 5.50% 2033 (preref. 2013)	1,000	1,094
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.00% 2016	1,000	1,039
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (preref. 2011)	80	82
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West), 6.00% 2009 (escrowed to maturity)	185	189
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)	920	940
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West), 6.00% 2009	210	215
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.00% 2016	1,255	1,323
City of Long Beach, Harbor Rev. Bonds, Series 2002-B, AMT, MBIA insured, 5.25% 2013	2,545	2,732
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, MBIA insured, 5.00% 2014	2,000	2,133
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003-A, AMT, 5.00% 2038 (put 2013)	2,000	2,068
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2005-A, AMT, 4.70% 2025 (put 2012)	4,250	4,319
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc. Project), Series 1998-A, AMT, 5.10% 2018 (put 2008)	2,000	2,018
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Issue of 2005, AMT, FSA insured, 5.00% 2014	1,020	1,073
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-1, AMT, 5.05% 2025 (put 2008)	1,000	1,011
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Parkview Terrace Club Apartments), Issue 1999-B, 5.20% 2029 (put 2009)	1,150	1,177
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Skylark Apartments), Issue 1999-D, 5.20% 2029 (put 2009)	1,500	1,536
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-G, 5.25% 2011	2,100	2,197
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-G, 5.25% 2012	1,500	1,578
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	1,000	984
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2005-A, RADIAN insured, 5.00% 2014	1,300	1,376
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2004, 5.50% 2013	1,750	1,897
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2004, 5.50% 2014	1,975	2,156
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	4,105	4,404
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 4.70% 2009	1,010	1,028
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 4.80% 2010	940	966
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC insured, 5.00% 2014	1,000	1,075
		58,725

COLORADO — 2.24%
Arapahoe County, Ref. Certs. of Part. (Sheriff/Coroner Building and Centrepoint Plaza), Series 2006, AMBAC insured, 5.00% 2015	2,000	2,151
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2012	1,500	1,580
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2012	4,000	4,261
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project), Series 1997-A, 5.75% 2007 (escrowed to maturity)	295	296
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2006, 5.00% 2015	1,420	1,489
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2002, 5.00% 2010	1,000	1,030
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2002, 5.00% 2011	1,100	1,141
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-F, 5.00% 2015	1,420	1,500
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project), Series 2006-B, RADIAN insured, 5.25% 2014	1,810	1,951
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A, 5.00% 2012 (escrowed to maturity)	1,000	1,055
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 5.25% 2011	1,450	1,513
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2010	500	513
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2014	1,320	1,379
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2015	1,145	1,194
Housing and Fin. Auth., Single-family Program Bonds, Series 1998-D-3, 6.125% 2023	570	571
		21,624

CONNECTICUT — 0.57%
Higher Education Supplemental Loan Auth., Rev. Bonds (Connecticut Family Education Loan Program), Series 2005-A, AMT, MBIA insured, 4.20% 2014	1,000	1,011
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.55% 2008[2]	1,000	1,015
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.70% 2012[2]	3,400	3,480
		5,506

DELAWARE — 0.22%
Econ. Dev. Auth., Pollution Control Rev. Ref. Bonds (Delmarva Power & Light Co. Project), Series 2001-C, AMBAC insured, 4.90% 2026 (put 2011)	2,000	2,079

DISTRICT OF COLUMBIA — 1.16%
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2010	1,000	1,037
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2013	2,000	2,124
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC insured, 5.25% 2014	1,000	1,080
Convention Center Auth. (Washington), Dedicated Tax Rev. and Ref. Bonds, Series 2007-A, AMBAC insured, 5.00% 2016	2,500	2,711
Friendship Public Charter School, Inc. Issue Rev. Bonds, Series 2003, ACA insured, 5.00% 2012	1,000	1,046
G.O. Ref. Bonds, Series 1993-B-2, FSA insured, 5.50% 2010	1,000	1,044
G.O. Ref. Bonds, Series 1999-B, FSA insured, 5.50% 2009	695	720
G.O. Ref. Bonds, Series 1999-B, FSA insured, 5.50% 2009 (escrowed to maturity)	195	202
Hospital Rev. Ref. Bonds (Medlantic Healthcare Group, Inc. Issue), Series 1997-A, MBIA insured, 6.00% 2007 (escrowed to maturity)	1,250	1,258
		11,222

FLORIDA — 4.97%
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, MBIA insured, 5.00% 2016	1,000	1,082
City of Coral Gables, Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group), Series 2004, FSA insured, 5.00% 2034 (put 2014)	4,000	4,249
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012	1,535	1,645
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2010	1,000	1,041
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-I, 5.00% 2029 (put 2009)	1,000	1,027
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2013	1,250	1,313
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2014	1,170	1,233
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.00% 2015	1,000	1,053
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project), Series 2003-A, 5.00% 2010	2,905	2,994
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project), Series 2003-A, 5.00% 2012	2,195	2,292
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.25% 2007 (escrowed to maturity)	1,250	1,260
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2008 (escrowed to maturity)	1,000	1,026
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2010 (preref. 2009)	1,200	1,260
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2012 (preref. 2009)	1,800	1,901
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2014	2,040	2,125
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2015	4,245	4,414
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2016	2,455	2,552
Lee County, Solid Waste System Rev. Bonds, Series 2006-A, AMT, AMBAC insured, 5.00% 2015	2,260	2,416
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured, 5.25% 2009	1,000	1,034
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured, 5.25% 2010	2,000	2,092
School Board of Miami-Dade County, Certs. of Part., Series 2003-B, MBIA insured, 5.00% 2031 (put 2011)	2,915	3,039
School Board of Miami-Dade County, Certs. of Part., Series 2003-C, MBIA insured, 5.00% 2027 (put 2008)	1,000	1,016
School Board of Miami-Dade County, Certs. of Part., Series 2007-A, FGIC insured, 5.00% 2016	1,000	1,081
Palm Beach County, Public Improvement Rev. Ref. Bonds (Convention Center Project), Series 2004, FGIC insured, 5.00% 2030 (put 2011)	4,650	4,880
		48,025

GEORGIA — 1.55%
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, FSA insured, 5.00% 2012	2,000	2,128
Housing Auth. of the County of DeKalb, Multi-family Housing Rev. Ref. Bonds (Park at Briarcliff Apartments Project), Series 1998-A, 4.55% 2028 (put 2008)	995	1,000
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.00% 2010	1,000	1,020
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.00% 2012	1,000	1,029
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.00% 2014	1,715	1,777
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2016	2,000	2,142
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2016	4,470	4,788
Savannah Econ. Dev. Auth., Pollution Control Rev. Ref. Bonds (International Paper Co. Projects), Series 2003-A, 5.10% 2014	1,000	1,054
		14,938

GUAM — 0.22%
Guam Education Fncg. Foundation, Certs. of Part. (Guam Public School Facs. Project), Series 2006-A, 5.00% 2014	1,000	1,062
Guam Education Fncg. Foundation, Certs. of Part. (Guam Public School Facs. Project), Series 2006-A, 5.00% 2016	1,000	1,068
		2,130

IDAHO — 0.87%
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-C-2, AMT, 5.25% 2011	120	120
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-E-3, AMT, 5.125% 2011	155	155
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-H, AMT, 4.65% 2012	240	240
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-I-2, AMT, 4.70% 2012	115	115
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-E, Class III, AMT, 5.40% 2021	535	546
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-F, Class III, AMT, 4.875% 2023	1,670	1,676
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023	950	924
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	910	931
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2006-G, Class III, AMT, 4.60% 2028	1,600	1,567
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-B, Class III, AMT, 4.60% 2028	875	863
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-C, Class III, AMT, 4.75% 2028	1,225	1,224
		8,361

ILLINOIS — 7.33%
Village of Cary, McHenry County, Special Service Area Number One, Special Tax Ref. Bonds, Series 2006, RADIAN insured, 4.40% 2016	935	952
Village of Cary, McHenry County, Special Service Area Number One, Special Tax Ref. Bonds, Series 2006, RADIAN insured, 4.40% 2016	800	811
City of Chicago, Gas Supply Rev. Ref. Bonds (Peoples Gas Light and Coke Co. Project), Series 2000-B, 4.75% 2030 (put 2014)	6,500	6,654
City of Chicago, G.O. Bonds (Modern Schools Across Chicago Program), Series 2007-I, AMBAC insured, 5.00% 2015	2,940	3,184
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, FGIC insured, 5.25% 2015	1,500	1,635
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, MBIA insured, 5.25% 2016	1,000	1,097
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Bonds, Series 1996-A, AMBAC insured, 5.60% 2010	1,000	1,011
Chicago Board of Education, Unlimited Tax G.O. Bonds (Dedicated Revenues), Series 2001-C, FSA insured, 5.25% 2010	1,000	1,052
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, FSA insured, 5.00% 2016	5,000	5,394
County of DuPage, Limited Tax G.O. Bonds (Courthouse Project), Series 2006, 5.00% 2016	1,570	1,703
County of DuPage, Transportation Rev. Ref. Bonds, Series 2005, FSA insured, 5.00% 2014	1,000	1,070
Educational Facs. Auth., Rev. Bonds (Art Institute of Chicago), Series 2000-A, 4.25% 2034 (put 2014)	1,430	1,436
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.05% 2036 (put 2011)	4,000	3,988
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2014	725	758
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2016	2,665	2,796
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.00% 2007	3,000	3,016
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 5.50% 2008	1,000	1,022
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-B, 5.00% 2016	4,295	4,461
G.O. Bonds, Illinois FIRST, Series of December 2002, 5.25% 2010	2,000	2,105
G.O. Ref. Bonds, Series of June 2006, 5.00% 2015	7,750	8,345
G.O. Bonds, Series of April 1998, FSA insured, 5.50% 2009 (preref. 2008)	1,025	1,052
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.125% 2011 (preref. 2010)	1,000	1,078
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2007	1,230	1,236
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2009	1,000	1,016
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2012	1,000	1,040
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2013	1,000	1,047
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2014	2,150	2,262
Housing Dev. Auth., Housing Bonds, Series G, 4.15% 2014	1,000	1,008
Housing Dev. Auth., Housing Bonds, Series G, 4.15% 2014	915	922
Housing Dev. Auth., Housing Bonds, Series K, 4.20% 2014	795	803
Housing Dev. Auth., Housing Bonds, Series K, 4.25% 2015	830	840
Indian Prairie Community, Unit School Dist. No. 204, DuPage and Will Counties, School Building Bonds (Naperville/Aurora), Series 1998, 5.25% 2011 (preref. 2008)	1,275	1,308
Board of Trustees of the University of Illinois, Certs. of Part. (Academic Facs. Projects), Series 2006-A, AMBAC insured, 5.00% 2014	2,000	2,137
Board of Trustees of the University of Illinois, Certs. of Part. (Academic Facs. Projects), Series 2006-A, AMBAC insured, 5.00% 2015	2,315	2,486
		70,725

INDIANA — 2.00%
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2016	1,320	1,373
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group), Series 2006-B, 5.00% 2012	1,650	1,726
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group), Series 2006-B, 5.00% 2014	1,060	1,121
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group), Series 2006-B, 5.00% 2015	1,500	1,588
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group), Series 2006-B, 5.00% 2016	1,090	1,156
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.50% 2008	1,000	1,025
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.50% 2011	2,000	2,099
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2011	1,640	1,760
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project), Series 2005-A, AMBAC insured, 5.00% 2012	1,195	1,262
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	3,320	3,510
Trustees of Ivy Tech State College, Student Fee Bonds, Series H, AMBAC insured, 5.00% 2012	1,000	1,058
State Revolving Fund Program Bonds, Series 2001-A, 5.50% 2011	1,500	1,605
		19,283

IOWA — 0.22%
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured, 5.30% 2009	1,000	1,034
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014 (preref. 2011)	1,000	1,075
		2,109

KANSAS — 0.26%
Unified Government of Wyandotte County/Kansas City, Tax-Exempt Sales Tax Special Obligation Rev. Ref. Bonds (Redev. Project Area B), Series 2005-B, 3.75% 2012	1,000	1,001
Unified Government of Wyandotte County/Kansas City, Tax-Exempt Sales Tax Special Obligation Rev. Ref. Bonds (Redev. Project Area B), Series 2005-C, 3.85% 2013	1,500	1,497
		2,498

KENTUCKY — 0.33%
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2000, 6.125% 2010	1,715	1,779
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2000, 6.125% 2010 (escrowed to maturity)	930	965
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.50% 2007	465	466
		3,210

LOUISIANA — 0.70%
Housing Fin. Agcy., Multi-family Mortgage Rev. Ref. Bonds (Section 8 Assisted — 202 Elderly Projects), Series 2006-A, 4.75% 2031	4,000	4,049
Military Dept., Custodial Receipts, 5.00% 2014	870	917
Military Dept., Custodial Receipts, 5.00% 2015	1,725	1,818
		6,784

MAINE — 0.10%
Housing Auth., Mortgage Purchase Bonds, Series 2001-E-1, 4.125% 2010	1,000	1,006

MARYLAND — 1.31%
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012	2,210	2,234
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-F, AMT, 6.00% 2039	2,480	2,658
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2010	1,755	1,810
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2011	1,775	1,846
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013	1,530	1,609
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.25% 2009	685	682
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.30% 2011	560	558
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.40% 2015	1,275	1,279
		12,676

MASSACHUSETTS — 1.21%
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2015	1,000	1,069
Educational Fncg. Auth., Education Loan Rev. Ref. Bonds, Issue G, Series 2000-A, AMT, MBIA insured, 5.55% 2008	1,180	1,202
Federal Highway Grant Anticipation Notes, Series 1998-A, 5.50% 2013	1,000	1,102
G.O. Bonds, Consolidated Loan of 2003, Series A, 5.25% 2013	2,000	2,152
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2012	1,500	1,576
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-C, 5.25% 2014	3,000	3,279
Water Pollution Abatement Trust, Pool Program Bonds, Series 11, 5.00% 2015	1,250	1,359
		11,739

MICHIGAN — 3.15%
Certs. of Part. (New Center Dev. Inc.), Series 2004-A, MBIA insured, 5.00% 2031 (put 2011)	3,000	3,139
Higher Education Student Loan Auth., Student Loan Rev. Ref. Bonds, Series XVII-F, AMT, AMBAC insured, 4.45% 2010	2,000	2,026
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2015	2,000	2,113
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.25% 2010 (escrowed to maturity)	2,000	2,080
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Hospital), Series 1984-A, AMBAC insured, 6.00% 2011 (escrowed to maturity)	1,250	1,363
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Detroit Medical Center Obligated Group), Series 1993-A, 6.375% 2009	1,015	1,016
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit), Series 1995, 6.00% 2008	225	227
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-A, 5.75% 2007	1,940	1,962
Hospital Fin. Auth., Rev. Ref. Bonds (Hackley Hospital Obligated Group), Series 1998-A, 4.90% 2007	1,140	1,140
Kent Hospital Fin. Auth., Rev. and Ref. Bonds (Spectrum Health), Series 2005-B, 5.00% 2011	2,000	2,092
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-A, 5.25% 2010	2,020	2,095
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.50% 2015	1,120	1,196
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.50% 2016	1,000	1,073
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2011	1,395	1,444
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2013	1,040	1,088
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2003-A, AMT, 5.50% 2028 (put 2013)	3,500	3,649
Charter County of Wayne, Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2002-D, AMT, FGIC insured, 5.25% 2011	2,530	2,674
		30,377

MINNESOTA — 1.10%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2006-I, AMT, 5.75% 2038	4,000	4,242
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2015	5,000	5,344
Housing and Redev. Auth. of St. Paul and Minneapolis, Health Care Fac. Rev. Bonds, Series 2003, 5.25% 2010	1,050	1,090
		10,676

MISSOURI — 2.21%
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2016	1,000	1,046
Chesterfield Valley Transportation Dev. Dist. (Chesterfield), Transportation Sales Tax Rev. Bonds, Series 2006, CIFG insured, 4.00% 2026	1,000	999
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.00% 2011	4,005	4,169
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2007-A, 5.00% 2014	1,300	1,358
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2007-A, 5.00% 2015	1,365	1,425
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2007-A, 5.00% 2016	1,440	1,505
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2007-A, 5.00% 2017	1,510	1,578
Industrial Dev. Auth. of the City of Lee’s Summit, Health Facs. Rev. Bonds (John Knox Village), Series 2002, 5.75% 2009	1,255	1,295
Industrial Dev. Auth. of the City of Lee’s Summit, Health Facs. Rev. Bonds (John Knox Village), Series 2002, 5.875% 2010	1,325	1,394
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2003-A, FSA insured, 5.25% 2012	1,000	1,070
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2007-A, FSA insured, 5.00% 2016	1,410	1,525
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2007-B, AMT, FSA insured, 5.00% 2015	1,260	1,342
Public Building Corp. of the City of Springfield, Leasehold Rev. Improvement Bonds (Springfield-Branson National Airport Terminal Project), Series 2006-B, AMT, AMBAC insured, 5.00% 2015	2,480	2,646
		21,352

MONTANA — 0.59%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 1999-B, AMT, AMBAC insured, 5.125% 2034 (put 2008)	3,500	3,572
Board of Housing, Single-family Mortgage Bonds, Series 2006-B, AMT, 5.50% 2037	2,000	2,108
		5,680

NEBRASKA — 0.74%
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2002-D, AMT, 3.90% 2009	735	735
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-D, AMT, 5.50% 2036	2,000	2,104
Omaha Airport Auth., Airport Facs. Rev. Ref. Bonds, Series 2001, FSA insured, 5.50% 2012	1,155	1,227
Public Power Dist., General Rev. Bonds, Series 2005-B-1, FGIC insured, 5.00% 2015	2,875	3,105
		7,171

NEVADA — 1.71%
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), AMT, 3.25% 2031 (put 2009)	3,000	2,951
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Ref. Bonds, Series 2005-A, 5.00% 2015	2,500	2,695
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West Project), Series 2005-B, 5.00% 2008	2,000	2,023
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.20% 2009	305	317
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.20% 2009 (escrowed to maturity)	145	146
Housing Division, Single-family Mortgage Bonds, Series 1998-B-1, 5.20% 2011	115	115
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 5.00% 2011	3,450	3,556
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 4.50% 2012	3,625	3,671
Reno-Sparks Indian Colony, Governmental Bonds, Series 2006, 4.50% 2015	300	307
Reno-Sparks Indian Colony, Governmental Bonds, Series 2006, 4.50% 2016	685	698
		16,479

NEW JERSEY — 5.36%
Certs. of Part., Series 2004-A, 5.00% 2010	3,500	3,623
Certs. of Part., Series 2004-A, 5.00% 2015	2,000	2,130
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2004-G, 4.00% 2010	3,000	3,027
Educational Facs. Auth., Rider University Issue Rev. Bonds, Series 2002-A, RADIAN insured, 5.25% 2012	1,795	1,892
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare’s Hospital, Inc. Issue, Series 2004-B, MBIA insured, 5.25% 2013	4,315	4,662
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 4.375% 2019 (preref. 2013)	645	647
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024 (preref. 2013)[3]	9,545	10,209
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 5.00% 2015	5,000	5,204
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.50% 2023	4,000	3,952
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2014	8,000	8,715
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-B, FGIC insured, 5.25% 2013	4,410	4,791
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-D, 5.00% 2014 (escrowed to maturity)	2,660	2,867
		51,719

NEW YORK — 3.57%
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue), Series 2003, XLCA insured, 5.25% 2032 (put 2013)	2,000	2,156
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue), Series 2002-B, 5.25% 2023 (put 2012)	5,000	5,321
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2012	1,175	1,239
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2007	1,000	1,009
City of New York, G.O. Bonds, Fiscal 2001 Series B, 5.50% 2010	1,000	1,053
City of New York, G.O. Bonds, Fiscal 2001 Series D, 5.50% 2009	1,000	1,038
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.00% 2010	1,000	1,038
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012	3,000	3,102
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2011	1,250	1,309
City of New York, G.O. Bonds, Fiscal 2005 Series J, 5.00% 2013	1,000	1,059
City of New York, G.O. Bonds, Fiscal 2002 Series G, 5.25% 2008 (escrowed to maturity)	110	112
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project), Series 2005, AMT, 5.00% 2013	1,000	1,051
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project), Series 2005, AMT, 5.50% 2014	1,000	1,086
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project), Series 2005, AMT, 5.50% 2015	2,485	2,717
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project), Series 2005, AMT, 5.50% 2016	3,000	3,290
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-A, 5.50%/14.00% 2026[4]	2,000	2,146
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.), Series 2002-A, 5.00% 2017 (put 2011)	3,000	3,124
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.), Series 2002-A, 5.50% 2017 (put 2011)	2,325	2,460
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.), Series 2002-A, 5.50% 2017 (preref. 2011)	175	186
		34,496

NORTH CAROLINA — 3.10%
City of Charlotte, Airport Rev. Bonds, Series 1999-B, AMT, MBIA insured, 5.125% 2009	35	36
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.00% 2008	1,950	1,989
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.125% 2009	1,000	1,035
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2011	1,000	1,054
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2012	2,155	2,302
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-F, 5.50% 2016	1,000	1,071
Infrastructure Fin. Corp., Certs. of Part. (2005 Capital Improvements), Series 2005-A, 5.00% 2013	3,005	3,190
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1992, MBIA insured, 6.00% 2010	3,000	3,176
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1997-A, MBIA insured, 5.125% 2011	2,750	2,808
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.50% 2009	1,660	1,732
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.625% 2010	2,500	2,674
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, 5.50% 2012	2,500	2,670
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, 5.50% 2013	2,250	2,427
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project), Series 2006, MBIA insured, 5.00% 2015	740	795
Raleigh-Durham Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2015	2,835	3,021
		29,980

OHIO — 2.18%
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2013	1,260	1,305
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2014	1,250	1,298
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.30% 2037 (put 2010)	2,000	2,015
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.60% 2037 (put 2012)	2,000	2,054
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-E, AMT, 5.375% 2037	2,000	2,136
County of Knox, Hospital Facs. Rev. Ref. Bonds (Knox Community Hospital), Series 1998, RADIAN insured, 4.70% 2008	1,155	1,166
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2011	2,040	2,168
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2012	2,150	2,308
County of Lorain, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Healthcare Partners), Series 2001-A, 5.25% 2009	1,170	1,206
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center), Series 2006, 5.25% 2014	1,000	1,063
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center), Series 2006, 5.25% 2016	1,815	1,936
Municipal Advisory Council, Beneficial Interest Ref. Certs. (Municipal Electric Generation Agcy. Joint Venture 5 — OMEGA JV5), AMBAC insured, 5.00% 2015	2,290	2,446
		21,101

OKLAHOMA — 0.37%
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.10% 2011[2]	1,200	1,200
Industries Auth., Health System Rev. Ref. Bonds (Obligated Group consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 1995-D, AMBAC insured, 6.00% 2009	1,240	1,300
Tulsa County Industrial Auth., Health Care Rev. Bonds (Saint Francis Health System, Inc.), Series 2006, 5.00% 2015	1,000	1,062
		3,562

PENNSYLVANIA — 3.17%
Redev. Auth. of Allegheny County, Tax Increment Fncg. Ref. Bonds (Waterfront Project), Series 2007-A, 4.25% 2014	1,405	1,423
Redev. Auth. of Allegheny County, Tax Increment Fncg. Ref. Bonds (Waterfront Project), Series 2007-A, 4.25% 2016	1,540	1,551
Harrisburg Auth., Dauphin County, Recovery Fac. Rev. Bonds, Series D, Subseries D-2, FSA insured, 5.00% 2033 (put 2013)	6,500	6,933
Higher Educational Facs. Auth. (Commonwealth of Pennsylvania), Health System Rev. Bonds (University of Pennsylvania), Series 2005-A, AMBAC insured, 5.00% 2014	2,000	2,148
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2002-74, AMT, 4.25% 2012	910	916
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2006-93-A, AMT, 5.75% 2037	2,210	2,342
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2015	2,755	2,898
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2016	2,570	2,705
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Children’s Hospital of Philadelphia Project), Series 2007-A, 4.25% 2016	700	709
Health Care Facs. Auth. of Sayre, Rev. Bonds (Guthrie Health Issue), Series 2007, 4.228% 2017[1]	9,000	9,003
		30,628

PUERTO RICO — 1.18%
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)[3]	2,735	2,826
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)	1,000	1,073
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	6,000	6,419
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	1,000	1,062
		11,380

RHODE ISLAND — 0.93%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2002, 5.75% 2009	1,340	1,390
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2006-A, FSA insured, 5.00% 2015	2,635	2,835
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2011	2,000	2,085
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2014	1,250	1,325
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2015	1,250	1,330
		8,965

SOUTH CAROLINA — 0.44%
Housing Fin. and Dev. Auth. Mortgage Rev. Bonds, Series 2000-A-2, AMT, FSA insured, 5.875% 2009	620	626
Jobs-Econ. Dev. Auth., Hospital Improvement Rev. Bonds (Palmetto Health), Series 2007, 4.67% 2039[1]	2,000	2,001
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022	1,500	1,595
		4,222

SOUTH DAKOTA — 0.28%
Education Loans Incorporated, Student Loan Asset-backed Callable Notes, Series 1998-1, AMT, 4.95% 2010	1,500	1,538
Housing Dev. Auth., Multiple Purpose Bonds, Series 2002-A, FSA insured, 4.15% 2009	1,135	1,142
		2,680
TENNESSEE — 3.08%
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2006-1, AMT, 5.75% 2036	1,500	1,594
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2001, 5.00% 2009	1,935	1,977
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2002, 5.05% 2012	2,440	2,558
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist Memorial Health Care), Series 2004-A, 5.00% 2020 (put 2008)	2,500	2,537
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project), Series 2002, 5.75% 2007 (escrowed to maturity)	1,555	1,564
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds (Wellmont Health System Project), Series 2003, 5.00% 2007	1,000	1,003
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds (Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2009	2,000	2,036
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2013	500	529
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2014	5,000	5,322
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2015	10,000	10,682
		29,802

TEXAS — 17.79%
Angelina and Neches River Auth., Pollution Control Rev. Ref. Bonds (Temple-Inland Forest Products Corp. Project), Series 1991, 5.65% 2012	1,000	1,014
Austin Convention Enterprises, Inc., Convention Center Hotel Rev. Ref. Bonds, Series 2006-A, XLCA insured, 5.25% 2015	1,280	1,394
City of Austin (Travis and Williamson Counties), Public Improvement Ref. Bonds, Series 2003, 5.00% 2012	1,000	1,061
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Obligated Group Project), Series 1998, 5.00% 2007	1,470	1,477
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.20% 2033 (put 2008)	2,000	2,019
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-C, AMT, 5.75% 2036 (put 2011)	1,780	1,835
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-A, 5.50% 2022 (put 2011)	2,000	2,047
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-B, AMT, 5.75% 2030 (put 2011)	4,675	4,819
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2015	2,235	2,405
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2016	2,000	2,163
Canadian River Municipal Water Auth., Contract Rev. Ref. Bonds (Conjunctive Use Groundwater Supply Project), Series 2005, AMBAC insured, 5.00% 2014	2,045	2,189
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC insured, 0%/4.20% 2015[4]	1,700	1,289
Clint Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2015	1,025	1,107
Clint Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2016	1,080	1,171
College Student Loan Bonds, Series 2000, AMT, 5.50% 2010	1,000	1,050
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds (Valero Refining and Marketing Co. Project), Series 1997-D, AMT, 5.125% 2009	1,000	1,033
Cypress-Fairbanks Independent School Dist., Unlimited Tax Ref. and Schoolhouse Bonds, Series 2001, 5.25% 2011	1,000	1,054
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Bonds, Series 2005, 5.00% 2014	5,090	5,457
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds, Series 1998, 5.00% 2012	1,010	1,020
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds, Series 1998, 5.00% 2012 (preref. 2008)	990	1,001
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Rev. Ref. Bonds, Series 2005, 5.00% 2015	3,000	3,193
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2016	2,000	2,177
Donna Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,000	1,071
G.O. Bonds (Veterans’ Housing Assistance Program), Fund II Series 2001-A-1, AMT, 4.85% 2014	8,255	8,436
G.O. Bonds, Water Financial Assistance and Ref. Bonds, Series 2003-C, 5.00% 2011	2,205	2,317
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2011	1,500	1,579
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2012	1,750	1,856
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2013	1,000	1,068
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2014	1,500	1,610
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hospital System Project), Series 1997-A, MBIA insured, 6.00% 2009	3,215	3,356
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hospital System Project), Series 1997-A, MBIA insured, 6.00% 2010	1,500	1,595
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.50% 2010	1,705	1,786
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.50% 2011	1,000	1,063
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.00% 2009	700	716
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.00% 2010	735	760
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.00% 2011	770	805
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.00% 2012	810	854
Harris County, G.O. and Rev. Ref. Bonds, Series 2002, 5.25% 2010	1,585	1,660
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, FSA insured, 5.00% 2032 (put 2012)	9,250	9,779
City of Houston, Airport System Rev. Bonds, Series 1998-B, AMT, FGIC insured, 5.25% 2012	915	938
City of Houston, Airport System Rev. Bonds, Series 2002-B, FSA insured, 5.25% 2011	2,000	2,112
Port of Houston Auth. of Harris County, Unlimited Tax Forward Ref. Bonds, Series 2006-A, AMT, MBIA insured, 5.00% 2015	1,530	1,636
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds, Series 2002-A, 5.25% 2011	1,000	1,054
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2002, MBIA insured, 5.00% 2010	1,500	1,556
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.00% 2015	3,500	3,734
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project), Series 2002, 5.50% 2010	1,140	1,190
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project), Series 2002-A, 5.00% 2008	1,635	1,662
North Texas Tollway Auth., Rev. Ref. Bonds (Dallas North Tollway System), Series 2003-B, AMBAC insured, 5.00% 2038 (preref. 2008)	70	71
North Texas Tollway Auth., Rev. Ref. Bonds (Dallas North Tollway System), Series 2003-C, FSA insured, 5.00% 2018 (preref. 2008)	20	20
North Texas Tollway Auth., Rev. Ref. Bonds (Dallas North Tollway System), Series 2003-C, FSA insured, 5.00% 2018 (put 2008)	980	994
City of Plano (Collin and Denton Counties), G.O. Ref. and Improvement Bonds, Series 2003, 5.00% 2010	1,000	1,041
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002-A, 5.50% 2010	4,740	4,918
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002-B, RADIAN insured, 5.00% 2009	5,200	5,332
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2002, AMT, FGIC insured, 5.50% 2010	1,000	1,049
City of San Antonio (Bexar County), General Improvement and Ref. Bonds, Series 1998, 5.00% 2009	990	1,000
City of San Antonio, General Improvement and Ref. Bonds, Series 2005, 5.25% 2015	7,000	7,653
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011	985	1,034
City of San Antonio, General Improvement and Ref. Bonds, Series 1998, 5.00% 2009 (preref. 2008)	15	15
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011 (escrowed to maturity)	50	53
City of San Antonio, Electric and Gas Systems Rev. Bonds, New Series 2006-A, 5.00% 2015	1,000	1,076
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2002, 5.25% 2011	2,500	2,634
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2002, 5.375% 2015	5,480	6,036
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2003-A, 5.25% 2014	1,500	1,627
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1997, 5.30% 2011 (preref. 2009)	1,555	1,598
City of San Antonio, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2034 (put 2008)	2,000	2,032
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds, Series 2002, FSA insured, 5.00% 2010	1,000	1,035
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2016	1,000	1,063
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2017	1,000	1,065
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, 5.10% 2010 (preref. 2009)	1,000	1,028
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. Ref. Bonds, Series 2002, FSA insured, 5.00% 2010	400	414
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2015	1,355	1,390
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2013	4,250	4,524
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2015	6,670	7,329
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2004-B, 5.25% 2016	10,090	11,153
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System), Series 2003, MBIA insured, 5.00% 2010	2,040	2,117
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System), Series 2003, MBIA insured, 5.00% 2011	3,715	3,891
Weslaco Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	2,360	2,542
		171,902

UTAH — 0.44%
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018	1,475	1,523
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018	735	756
Housing Corp., Single-family Mortgage Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019	795	799
Housing Corp., Single-family Mortgage Bonds, Series 2007-A-1, Class III, AMT, 4.625% 2027	1,000	983
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans), 1998 Issue D-2, AMT, 5.25% 2012	50	50
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans), 1998 Issue F-2, AMT, 4.25% 2008	80	80
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1998-E-1, AMT, 5.25% 2012	40	40
		4,231

VIRGINIA — 1.08%
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (put 2012)	1,000	1,082
Fairfax County Econ. Dev. Auth., Resource Recovery Rev. Ref. Bonds, Series A, AMT, AMBAC insured, 6.10% 2011	2,000	2,155
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2011	1,500	1,566
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012	1,000	1,052
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2006, AMT, FSA insured, 5.50% 2014	2,735	2,996
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019	1,500	1,585
		10,436

VIRGIN ISLANDS — 0.51%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2010	4,765	4,893

WASHINGTON — 2.92%
Public Utility Dist. No. 1 of Clark County, Electric System Rev. and Ref. Bonds, Series 2007, FGIC insured, 5.00% 2017	2,000	2,172
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2003-A, 5.50% 2012 (escrowed to maturity)	1,025	1,112
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2004-A, 5.25% 2008 (escrowed to maturity)	130	132
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2004-A, 5.25% 2008	1,870	1,903
Various Purpose G.O. Bonds, Series 2000-B, 6.00% 2010	1,130	1,196
Various Purpose G.O. Ref. Bonds, Series R-2006-A, AMBAC insured, 5.00% 2015	5,000	5,405
Health Care Facs. Auth., Rev. Bonds (Kadlec Medical Center), Series 2006-A, ASSURED GUARANTY insured, 5.00% 2013	915	971
King County, Sewer Rev. Ref. Bonds, Series 1999-B, FSA insured, 5.25% 2011	1,895	1,995
King County, Various Purpose G.O. and Ref. Bonds, Series 1996-A, 5.00% 2009	550	551
Public Utility Dist. No. 1 of Lewis County, Rev. Ref. Bonds (Cowlitz Falls Hydroelectric Project), Series 2003, XLCA insured, 5.00% 2011	2,000	2,094
North Kitsap School Dist. No. 400, Kitsap County, Unlimited Tax G.O. Ref. Bonds, Series 2005, FSA insured, 5.00% 2013	1,000	1,071
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1998-A, 5.00% 2012	2,000	2,066
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001, FSA insured, 5.50% 2012	1,000	1,063
City of Seattle, Municipal Light and Power Rev. Bonds, Series 1997, 5.00% 2010	1,000	1,022
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds, Series 2002-B, FSA insured, 5.25% 2011	2,000	2,128
Snohomish County, Limited Tax G.O. Bonds, Series 2001, 5.00% 2010	1,500	1,566
City of Spokane, Regional Solid Waste Management System, Rev. Ref. Bonds, Series 2001, AMBAC insured, 5.25% 2011	1,650	1,742
		28,189

WISCONSIN — 3.85%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.50% 2010	750	781
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012	3,000	3,221
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	995	1,067
City of Franklin, Regional Solid Waste Fin. Commission, Demand Solid Waste Disposal Rev. Bonds (Waste Management of Wisconsin, Inc. Project), Series 2003-A, AMT, 4.95% 2016	3,500	3,610
G.O. Bonds, Series 2003-C, 5.25% 2014	7,770	8,460
Health and Educational Facs. Auth., Rev. and Ref. Bonds (Wheaton Franciscan Services, Inc. System), Series 2002, 6.00% 2016 (preref. 2012)	1,230	1,356
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group), Series 2001, 5.65% 2009	1,935	2,012
Health and Educational Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 1998-B, MBIA insured, 4.85% 2011	1,195	1,220
Health and Educational Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2003-D, FSA insured, 5.00% 2011	2,515	2,644
Health and Educational Facs. Auth., Rev. Bonds (Monroe Clinic, Inc.), Series 1999, 4.60% 2008	1,010	1,015
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Services, Inc. System), Series 2003-A, 5.00% 2008	1,595	1,614
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Services, Inc. System), Series 2003-A, 5.00% 2012	2,065	2,147
Housing and Econ. Dev. Auth., Single-family Mortgage Housing Rev. Bonds, Series 2000-C, MBIA insured, 4.35% 2009	645	647
City of Milwaukee, G.O. Corporate Purpose Bonds, Series R, 5.50% 2010	2,200	2,323
Village of Weston, Pollution Control Rev. Ref. Bonds (Wisconsin Public Service Corp. Projects), Series 2006, 3.95% 2013	5,000	5,036
		37,153

MULTI-STATE — 2.99%
Charter Mac Equity Issuer Trust, Medium Term Tax-Exempt Multi-family Housing Trust Certificates, Series 2006-A-2, Class A, AMT, 4.72% 2018[2]	15,948	16,556
MuniMae TE Bond Subsidiary, LLC, Series A, AMT, 6.875% cumulative preferred (undated)[2]	2,000	2,099
MuniMae TE Bond Subsidiary, LLC, Series A-2, AMT, 4.90% cumulative preferred (undated)[2]	2,000	2,043
MuniMae TE Bond Subsidiary, LLC, Series A-3, AMT, 4.95% cumulative preferred (undated)[2]	6,000	6,141
GMAC Municipal Mortgage Trust, Series A-1-2, AMT, 4.90% cumulative preferred 2039 (put 2014)[2]	2,000	2,041
		28,880

Total bonds & notes (cost: $932,934,000)		939,590

Short-term securities — 2.02%

City of Valdez, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc. Project), Series 2003-B, 4.10% 2037[1]	1,500	1,500
Town of Hurley, New Mexico, Pollution Control Rev. Bonds (Kennecott Santa Fe Corp. Project), Series 1985, 4.10% 2015[1]	1,550	1,550
Jackson County, Mississippi, Port Fac. Ref. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 4.04% 2023[1]	1,500	1,500
State of Nebraska, Hospital Auth. No. 1 of Lancaster County, Health Facs. Rev. Bonds (Immanuel Health Systems — Williamsburg Project), Series 2000-A, 4.10% 2030[1]	345	345
State of Rhode Island, Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Care New England Issue), Series 2002-A, 4.04% 2032[1]	2,200	2,200
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund), Series 2001, 4.04% 2031[1]	1,100	1,100
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund), Series 2003, 4.04% 2033[1]	400	400
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund), Series 2004, 4.04% 2034[1]	2,950	2,950
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund), Series 2005, 4.04% 2035[1]	4,000	4,000
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2006, 4.04% 2036[1]	3,900	3,900

Total short-term securities (cost: $19,445,000)		19,445

Total investment securities (cost: $952,379,000)		$959,035
Other assets less liabilities		6,700

Net assets		$965,735

1 Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $34,575,000, which represented 3.58% of the net assets of the fund.
3 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
4 Step bond; coupon rate will increase at a later date.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 10,024
Gross unrealized depreciation on investment securities	(3,237)
Net unrealized appreciation on investment securities	6,787
Cost of investment securities for federal income tax purposes	952,248

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-943-0607-S6932

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: June 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: June 28, 2007

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and Principal Financial Officer

Date: June 28, 2007